Employees' Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2011
NTT CDBP [Member]
Schedule of Reconciliation of Changes in Plans, Benefit Obligations, and Fair Value of Plan Assets

	2010	2011
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,294,309	¥1,338,782
Service cost	36,415	36,591
Interest cost	28,084	27,866
Actuarial loss (gain)	9,298	34,091
Other	(7,831)	(743)
Benefit payments	(21,493)	(23,238)

Benefit obligation, end of year	1,338,782	1,413,349

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	830,614	921,356
Actual return on plan assets	105,893	(23,447)
Employer contributions	7,903	7,652
Employee contributions	3,605	3,615
Other	(5,166)	(507)
Benefits payments	(21,493)	(23,238)

Fair value of plan assets, end of year	921,356	885,431

At March 31:
Under funded status	¥(417,426)	¥(527,918)

Schedule of Amounts Recognized in Consolidated Balance Sheets

	2010	2011
	Millions of yen
At March 31:
Liability for employees' retirement benefits	¥(417,426)	¥(527,918)
Accumulated other comprehensive loss	110,186	182,711

Net amount recognized	¥(307,240)	¥(345,207)

Schedule of Charges to Income for Employees' Retirement Benefits

	2009	2010	2011
	Millions of yen
Service cost	¥37,043	¥36,415	¥36,591
Interest cost on projected benefit obligation	28,419	28,084	27,866
Expected return on plan assets	(23,994)	(20,539)	(22,858)
Amortization of net actuarial loss	8,122	18,869	12,488
Amortization of prior service cost	(4,531)	(4,597)	(4,526)
Employee contributions	(3,712)	(3,605)	(3,615)

Total	¥41,347	¥54,627	¥45,946

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

	2010	2011
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(76,056)	¥80,396
Amortization of net actuarial loss	(18,869)	(12,488)
Amortization of prior service cost	4,597	4,526
Other	(2,576)	91

Total	¥(92,904)	¥72,525

Schedule of Weighted-Average Assumptions

	2009	2010	2011
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	3.4%	3.4%	3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.3%	2.2%	2.1%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

Schedule of Fair Values of Pension Plan Assets

	2010
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥1,355	¥1,355	—	—

Debt securities
Japanese government bonds/local government bonds	241,374	216,988	24,386	—
Domestic corporate bonds	242,272	—	242,272	—
Foreign government bonds	55,681	51,006	4,675	—
Foreign corporate bonds	2,871	263	1,471	1,137

Equity securities
Domestic	178,172	175,719	2,453	—
Foreign	84,748	84,748	—	—

Securities investment trust
Domestic/debt securities	21,661	—	21,661	—
Domestic/equity securities	14,811	—	14,811	—
Foreign/debt securities	8,643	—	8,643	—
Foreign/equity securities	9,420	—	9,420	—

Life insurance company general accounts	53,146	—	53,146	—

Others	7,202	—	(2)	7,204

Total	¥921,356	¥530,079	¥382,936	¥8,341

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥(3,545)	¥(3,545)	—	—

Debt securities
Japanese government bonds/local government bonds	149,044	132,538	16,506	—
Domestic corporate bonds	220,970	—	220,970	—
Foreign government bonds	71,123	67,418	3,705	—
Foreign corporate bonds	2,331	320	2,011	—

Equity securities
Domestic	211,577	211,010	567	—
Foreign	122,184	122,184	—	—

Securities investment trust
Domestic/debt securities	11,724	—	11,724	—
Domestic/equity securities	22,247	—	22,247	—
Foreign/debt securities	8,365	—	8,365	—
Foreign/equity securities	9,598	—	9,598	—

Life insurance company general accounts	53,907	—	53,907	—

Others	5,906	—	2	5,904

Total	¥885,431	¥529,925	¥349,602	¥5,904

Schedule of Estimated Future Benefit Payments

Year ending March 31	Millions of yen
2012	¥27,924
2013	34,657
2014	38,000
2015	41,003
2016	43,846
2017-2021	248,034

Total	¥433,464

Non-contributory Funded Contract-type Corporate Pension Plans (Member)
Schedule of Reconciliation of Changes in Plans, Benefit Obligations, and Fair Value of Plan Assets

	2010	2011
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,212,663	¥2,166,730
Service cost	75,818	75,251
Interest cost	46,906	43,854
Plan amendment	(56)	(31)
Actuarial loss (gain)	8,693	6,243
Other	3,106	4,638
Benefit payments (Lump-sum severance payments and Pension)	(180,400)	(201,878)

Benefit obligation, end of year	2,166,730	2,094,807

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,036,591	1,136,409
Actual return on plan assets	151,193	(16,478)
Employer contributions	52,282	72,040
Other	2,366	3,076
Benefit payments (Pension)	(106,023)	(108,247)

Fair value of plan assets, end of year	1,136,409	1,086,800

At March 31:
Under funded status	¥(1,030,321)	¥(1,008,007)

Schedule of Amounts Recognized in Consolidated Balance Sheets

	2010	2011
	Millions of yen
At March 31:
Liability for employees' retirement benefits	¥(1,030,355)	¥(1,008,046)
Other assets	34	39
Accumulated other comprehensive loss (income)	251,293	310,145

Net amount recognized	¥(779,028)	¥(697,862)

Schedule of Amounts Recognized as Accumulated Other Comprehensive Loss (Income)

	2010	2011
	Millions of yen
At March 31:
Net actuarial loss	¥314,466	¥351,345
Transition obligation	1,281	1,112
Prior service cost(*)	(64,454)	(42,312)

Total	¥251,293	¥310,145

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

Schedule of Projected Benefit Obligation and Fair Value of Plan Assets in Plans with Projected Benefit Obligations in Excess of Fair Value of Plan Assets

	2010	2011
	Millions of yen
At March 31:
Projected benefit obligation	¥2,165,748	¥2,093,675
Fair value of plan assets	1,135,376	1,085,593

Schedule of Accumulated Benefit Obligation and Fair Value of Plan Assets in Plans with Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

	2010	2011
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,146,523	¥2,074,323
Fair value of plan assets	1,135,376	1,085,593

Schedule of Charges to Income for Employees' Retirement Benefits

	2009	2010	2011
	Millions of yen
Service cost	¥75,275	¥75,818	¥75,251
Interest cost on projected benefit obligation	49,598	46,906	43,854
Expected return on plan assets	(31,398)	(25,171)	(24,819)
Amortization of net actuarial loss	2,958	26,779	11,936
Amortization of transition obligation	138	134	169
Amortization of prior service cost	(27,607)	(22,292)	(22,279)

Total	¥68,964	¥102,174	¥84,112

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized as Other Comprehensive Loss (Income)

	2010	2011
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥(117,329)	¥47,540
Amortization of net actuarial loss	(26,779)	(11,936)
Amortization of transition obligation	(134)	(169)
Accrued past service liability	(56)	(31)
Amortization of prior service cost	22,292	22,279
Other	98	1,169

Total	¥(121,908)	¥58,852

Schedule of Weighted-Average Assumptions

	2009	2010	2011
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.2%	2.1%	2.0%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	2.5-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.3%	2.2%	2.1%
Rate of compensation increase	1.9-3.2%	1.9-3.2%	1.9-3.2%
Expected long-term return on plan assets	2.5%	2.5%	2.3%

Schedule of Fair Values of Pension Plan Assets

	2010
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,784	¥7,784	—	—

Debt securities
Japanese government bonds/local government bonds	313,477	280,435	33,042	—
Domestic corporate bonds	107,128	—	107,128	—
Foreign government bonds	95,001	86,571	8,430	—
Foreign corporate bonds	5,653	373	4,361	919

Equity securities
Domestic	287,951	283,258	4,693	—
Foreign	142,599	142,599	—	—

Securities investment trust
Domestic/debt securities	13,300	—	13,300	—
Domestic/equity securities	21,923	—	21,923	—
Foreign/debt securities	6,455	—	6,455	—
Foreign/equity securities	15,172	—	15,172	—

Life insurance company general accounts	118,187	—	118,187	—

Others	1,779	—	(3)	1,782

Total	¥1,136,409	¥801,020	¥332,688	¥2,701

	2011
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥14,316	¥14,316	—	—

Debt securities
Japanese government bonds/local government bonds	308,776	286,240	22,536	—
Domestic corporate bonds	115,223	—	115,223	—
Foreign government bonds	140,943	132,706	8,237	—
Foreign corporate bonds	6,914	1,507	5,207	200

Equity securities
Domestic	229,396	228,994	402	—
Foreign	91,201	91,201	—	—

Securities investment trust
Domestic/debt securities	16,082	—	16,082	—
Domestic/equity securities	16,603	—	16,603	—
Foreign/debt securities	10,515	—	10,515	—
Foreign/equity securities	9,712	—	9,712	—

Life insurance company general accounts	125,186	—	125,186	—

Others	1,933	—	(36)	1,969

Total	¥1,086,800	¥754,964	¥329,667	¥2,169

Schedule of Estimated Future Benefit Payments

Year ending March 31	Millions of yen
2012	¥181,583
2013	188,896
2014	189,476
2015	180,978
2016	180,318
2017-2021	668,754

Total	¥1,590,005